Related party transactions and balances (Schedule of Balance with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 9,263	¥ 60,004	¥ 637
Amounts due to related parties	4,440	28,762
Ctrip [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	9,130	59,142	¥ 637
Amounts due to related parties	4,426	28,669
JD [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	133	862
Amounts due to related parties	$ 14	¥ 93